Note 10 - Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Domestic	$ 34,102	$ 29,224	$ 51,550
Foreign	60,948	32,584	31,750
Earnings before provision for income taxes	$ 95,050	$ 61,808	$ 83,300